Acquisitions and divestitures - (Details 2) - USD ($) $ in Millions	Dec. 31, 2024	Aug. 13, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Identifiable assets acquired
Cash and cash equivalents	$ 4,953		$ 3,609	$ 4,736	$ 11,721
Property, plant and equipment	39,984		48,396	$ 44,938
Liabilities assumed
Loans and borrowings	$ 14,792		$ 12,471
Alianca Energia [Member]
Identifiable assets acquired
Cash and cash equivalents		$ 95
Intangible		828
Property, plant and equipment		573
Other		40
Total Identifiable assets acquired		1,536
Liabilities assumed
Loans and borrowings		245
Deferred taxes on profit		312
Other		140
Total Liabilities assumed		697
Net assets acquired		839
Consideration transferred for acquisition of the 45% equity interest held by Cemig GT		493
Fair value of the 55% stake previously held by Vale		603
Total [A]		1,096
Fair value of net assets acquired		1,096
(-) Deferred tax liability on the difference between the fair value and the book value of net assets		(257)
Total net assets [B]		839
Goodwill [A-B]		$ 257